UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     GRT Topaz Offshore Partners, Ltd.

Address:  c/o Citi Hedge Fund Services (Cayman) Limited
          Third Floor, Harbour Centre
          P.O. Box 30362 SMB
          George Town
          Grand Cayman, Cayman Islands

13F File Number:  028-12722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

By:      GRT Capital Partners, L.L.C., Investment Manager
Name:    Timothy A. Krochuk
Title:   Managing Member
Phone:   617-226-1700


Signature, Place and Date of Signing:

/s/ Timothy A. Krochuk            Boston, MA                 February 13, 2009
----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                       Name

         028-10361                                  GRT Capital Partners, L.L.C.



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